Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Aug. 31, 2019	Jun. 30, 2019
Operating Leases Commitments And Security Deposit [Line Items]
Recognized revenue	$ 293	$ 677	$ 1,440	$ 450
Security deposit			120		$ 120		$ 154
POD5 Agreement [Member] | Bit5ive, LLC [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Recognized revenue	$ 7	3	3	44
Two Settlement and Termination Agreements [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Present value of settlement distributions						$ 337
Gain loss on change in fair value		15	26	176
Loss contingency liability		58	0	116
Two Settlement and Termination Agreements [Member] | Monthly Settlement of Distributions [Member]
Operating Leases Commitments And Security Deposit [Line Items]
Present value of settlement distributions		$ 43	$ 90	$ 45